LEASES - Operating And Finance Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASES
Operating cash flows from operating leases	$ 265	$ 276
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right of use assets	$ 583	$ 136